Share capital and share premium account (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Share Capital and Share Premium

	Ordinary shares of 25p each pre-share consolidation Ordinary shares of 31 1 ⁄ 4 p each post-share consolidation		Share premium

	Number	£m	£m

Share capital issued and fully paid:

At 1 January 2020	5,383,102,231	1,346	3,174

Issued under employee share schemes	2,087,386	–	29

Ordinary shares acquired by ESOP Trusts	–	–	78

At 31 December 2020	5,385,189,617	1,346	3,281

Issued under employee share schemes	1,825,442	1	20

Ordinary shares acquired by ESOP Trusts	–	–	–

At 31 December 2021	5,387,015,059	1,347	3,301

Impact of share consolidation	(1,077,403,011)	–	–

Issued under employee share schemes	1,731,293	–	25

Ordinary shares acquired by ESOP Trusts	–	–	114

At 31 December 2022	4,311,343,341	1,347	3,440